Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories

NOTE 5 — INVENTORIES

The components of inventories, net of allowances, were as follows (in millions):

	December 31,
	2014	2013
Raw materials	$69.9	$63.9
Work in process	44.1	34.5
Finished products	116.9	104.0

	$230.9	$202.4

Changes in Holdings’ allowance for excess and obsolete inventory were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$9.3	$6.4	$2.0
Charge to expense	7.8	4.0	4.4
Inventory written off	(2.3)	(1.7)	(0.5)
Other	0.2	0.6	0.5

End of period	$15.0	$9.3	$6.4